9 Revenue from sales and energy purchases	12 Months Ended
Dec. 31, 2020
Revenue From Sales And Energy Purchases
Revenue from sales and energy purchases
Note	9 | Revenue from sales and energy purchases

We provide below a brief description of the main services provided by the Company:

Sales of electricity

Small demand segment: Residential use and public lighting (T1)	Relates to the highest demand average recorded over 15 consecutive minutes that is less than 10 kilowatts. In turn, this segment is subdivided into different residential categories based on consumption. This segment also includes a category for public lighting. Users are categorized by the Company according to their consumption.
Medium demand segment: Commercial and industrial customers (T2)	Relates to the highest demand average recorded over 15 consecutive minutes that is equal to or greater than 10 Kilowatts but less than 50 Kilowatts. The Company agrees with the user the supply capacity.
Large demand segment (T3)	Relates to the highest demand average recorded over 15 consecutive minutes that is greater than 50 Kilowatts. In turn, this segment is subdivided into categories according to the supply voltage -low, medium or high-, from voltages of up to 1 Kilovolt to voltages greater than 66 Kilovolts.
Other: (Shantytowns/ Wheeling system)	Revenue is recognized to the extent that a renewal of the Framework Agreement has been formalized for the period in which the service was rendered. In the case of the service related to the Wheeling system, revenue is recognized when the Company allows third parties (generators and large users) to access to the available transmission capacity within its distribution system upon payment of a wheeling fee.

Other services

Right of use of poles	Revenue is recognized to the extent that the rental value of the right of use of the poles used by the Company’s electricity network has been agreed upon for the benefit of third parties.
Connection and reconnection charges	Relate to revenue accrued for the carrying out of the electricity supply connection of new customers or the reconnection of already existing users.

Energy purchases

Energy purchase	The Company bills its users the cost of its purchases of energy, which includes charges for purchases of energy and power. The Company purchases electric power at seasonal prices approved by the ENRE. The price of the Company’s electric power represents transmission costs and other regulatory charges.
Energy losses	Energy losses are equivalent to the difference between energy purchased and energy sold. These losses can be classified into technical and non-technical losses. Technical losses represent the energy lost during transmission and distribution within the network as a consequence of the natural heating of the conductors and transformers that carry electricity from power generation plants to users. Non-technical losses represent the remainder of the Company’s energy losses and are mainly due to the illegal use of its services or the theft of energy. Energy losses require that the Company purchase additional energy in order to meet the demand and its Concession Agreement allows it to recover from its users the cost of these purchases up to a loss factor specified in its concession for each rate category. The current loss factor recognized in the tariff by virtue of its concession amounts to approximately 9.1%.

	12.31.20		12.31.19		12.31.18
	GWh	$	GWh	$	GWh	$
Sales of electricity
Small demand segment: Residential use and public lighting (T1)	11,600	57,356	10,768	72,579	11,482	78,952
Medium demand segment: Commercial and industrial (T2)	1,341	10,544	1,549	15,975	1,668	12,658
Large demand segment (T3)	3,210	19,830	3,503	31,947	3,646	23,579
Other: (Shantytowns/Wheeling system)	4,028	3,112	4,154	1,431	4,376	1,379
Subtotal - Sales of electricity	20,179	90,842	19,974	121,932	21,172	116,568

Other services
Right of use of poles		421		386		398
Connection and reconnection charges		53		119		154
Subtotal - Other services		474		505		552

Total - Revenue		91,316		122,437		117,120

	12.31.20		12.31.19		12.31.18
	GWh	$	GWh	$	GWh	$

Energy purchases (1)	25,124	(57,930)	24,960	(77,649)	25,906	(66,721)

(1)	As of December 31, 2020, 2019 and 2018, includes technical and non-technical energy losses for 4,945 GWh, 4,986 GWh and 4,734 GWh, respectively.